Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Medical Technology and Devices Portfolio
November 30, 2025
MES-NPRT3-0126
1.810698.121
Common Stocks - 97.3%
	Shares	Value ($)
FRANCE - 1.5%
Health Care - 1.5%
Health Care Technology - 0.0%
DNA Script SAS (b)(c)(d)	4,668	91,972
DNA Script SAS (b)(c)(d)	1,220	23,995
		115,967
Life Sciences Tools & Services - 1.5%
Sartorius Stedim Biotech	280,000	67,351,355
TOTAL FRANCE		67,467,322
UNITED STATES - 95.8%
Financials - 0.2%
Financial Services - 0.2%
Saluda Medical Inc (b)(c)(d)	293,080	4,979,429
Saluda Medical Inc depository receipt (d)	1,239,000	2,151,087
Saluda Medical Inc warrants 1/20/2027 (b)(c)(d)	4,566	0
		7,130,516
Health Care - 95.6%
Biotechnology - 3.7%
Caris Life Sciences Inc (e)	1,201,687	30,679,070
Caris Life Sciences Inc (b)	173,614	4,432,365
Exact Sciences Corp (b)	160,000	16,206,400
Natera Inc (b)	245,000	58,508,450
Veracyte Inc (b)	1,040,000	49,233,600
		159,059,885
Health Care Equipment & Supplies - 50.5%
Abbott Laboratories	1,600,000	206,240,000
Becton Dickinson & Co	320,000	62,086,400
Boston Scientific Corp (b)	5,180,000	526,184,400
Edwards Lifesciences Corp (b)	2,460,000	213,208,200
ICU Medical Inc (b)	50,000	7,422,000
Inspire Medical Systems Inc (b)	60,000	7,464,600
Insulet Corp (b)	450,000	147,235,500
Intuitive Surgical Inc (b)	600,000	344,088,000
Kestra Medical Technologies Ltd (f)	819,851	22,119,580
Masimo Corp (b)(f)	1,285,000	183,022,550
Penumbra Inc (b)	800,000	234,536,000
PROCEPT BioRobotics Corp (b)(f)	528,000	16,727,040
Shoulder Innovations Inc (c)(e)	874,963	13,509,429
Shoulder Innovations Inc (f)	72,800	1,124,032
Stryker Corp	560,000	207,860,800
		2,192,828,531
Health Care Providers & Services - 0.3%
Omada Health Inc (e)	727,646	13,628,810
Health Care Technology - 7.5%
Doximity Inc Class A (b)	600,000	30,864,000
HeartFlow Inc (e)	457,611	14,757,955
Phreesia Inc (b)(f)	525,309	10,763,581
Prognomiq Inc (b)(c)(d)	445,310	31,172
Veeva Systems Inc Class A (b)	810,000	194,634,900
Waystar Holding Corp (b)	2,040,000	75,296,400
		326,348,008
Life Sciences Tools & Services - 33.6%
10X Genomics Inc Class A (b)	2,080,000	39,124,800
10X Genomics Inc Class B (b)(g)	392,772	7,388,041
Agilent Technologies Inc	435,000	66,772,500
Bio-Techne Corp	628,000	40,512,280
Bruker Corp	400,000	19,524,000
Danaher Corp	2,250,000	510,255,000
IQVIA Holdings Inc (b)	900,000	207,009,000
Mettler-Toledo International Inc (b)	15,000	22,150,800
Repligen Corp (b)	535,000	91,495,700
Thermo Fisher Scientific Inc	700,000	413,581,000
Waters Corp (b)	100,000	40,342,000
		1,458,155,121
TOTAL HEALTH CARE		4,150,020,355

TOTAL UNITED STATES		4,157,150,871
TOTAL COMMON STOCKS (Cost $2,017,777,926)		4,224,618,193

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Galvanize Therapeutics 10% 2/28/2027 (c)(d) (Cost $1,644,981)	1,287,455	1,644,981

Convertible Preferred Stocks - 2.5%
	Shares	Value ($)
CHINA - 0.0%
Health Care - 0.0%
Health Care Providers & Services - 0.0%
dMed Biopharmaceutical Co Ltd Series C (b)(c)(d)	268,502	2,142,646
FRANCE - 0.1%
Health Care - 0.1%
Health Care Technology - 0.1%
DNA Script SAS Series B (b)(c)(d)	59	1,455
DNA Script SAS Series C (b)(c)(d)	28,249	5,622,863

TOTAL FRANCE		5,624,318
UNITED STATES - 2.4%
Consumer Discretionary - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
Freenome Holdings Inc Series C (b)(c)(d)	2,268,156	6,827,151
Freenome Holdings Inc Series D (b)(c)(d)	1,325,855	4,348,804
		11,175,955
Health Care - 2.0%
Biotechnology - 0.3%
Asimov Inc Series B (b)(c)(d)	97,985	2,707,326
Element Biosciences Inc Series B (b)(c)(d)	2,385,223	10,232,607
ElevateBio LLC Series C (b)(c)(d)	214,700	410,076
		13,350,009
Health Care Equipment & Supplies - 0.8%
Kardium Inc/Us Series D-6 (d)	19,246,988	17,707,230
Kardium Inc/Us Series D-6 (c)(d)	13,783,189	15,712,835
		33,420,065
Health Care Providers & Services - 0.6%
Conformal Medical Inc Series C (b)(c)(d)	2,605,625	16,754,169
Conformal Medical Inc Series D (b)(c)(d)	932,032	7,158,006
		23,912,175
Health Care Technology - 0.2%
Aledade Inc Series B1 (b)(c)(d)	175,232	5,872,024
Aledade Inc Series E1 (b)(c)(d)	58,567	1,962,580
		7,834,604
Pharmaceuticals - 0.1%
Galvanize Therapeutics Series B (b)(c)(d)	3,641,139	2,621,621
Galvanize Therapeutics Series C-1 (c)(d)	4,287,192	1,886,364
		4,507,985
TOTAL HEALTH CARE		83,024,838

Materials - 0.1%
Chemicals - 0.1%
Manus Bio Inc Series One-5 (c)(d)	1,716,040	6,194,904
TOTAL UNITED STATES		100,395,697
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $159,575,415)		108,162,661

Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	4.02	1,328,839	1,329,104
Fidelity Securities Lending Cash Central Fund (h)(i)	4.02	5,523,719	5,524,272
TOTAL MONEY MARKET FUNDS (Cost $6,853,376)			6,853,376

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,185,851,698)	4,341,279,211
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,485,880)
NET ASSETS - 100.0%	4,339,793,331

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $110,736,409 or 2.6% of net assets.

(d)	Level 3 security.
(e)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $72,575,264 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(f)	Security or a portion of the security is on loan at period end.
(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,388,041 or 0.2% of net assets.

(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $2,175,730.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade Inc Series B1	5/7/2021	6,709,756

Aledade Inc Series E1	5/20/2022	2,917,480

Asimov Inc Series B	10/29/2021	9,081,318

Conformal Medical Inc Series C	7/24/2020	9,554,996

Conformal Medical Inc Series D	5/26/2023 - 7/31/2025	4,734,406

dMed Biopharmaceutical Co Ltd Series C	12/1/2020	3,813,573

DNA Script SAS	12/17/2021	3,737,869

DNA Script SAS	12/17/2021	976,907

DNA Script SAS Series B	12/17/2021	47,244

DNA Script SAS Series C	10/1/2021	24,572,393

Element Biosciences Inc Series B	12/13/2019	12,500,000

ElevateBio LLC Series C	3/9/2021	900,667

Freenome Holdings Inc Series C	8/14/2020	14,999,996

Freenome Holdings Inc Series D	11/22/2021	9,999,996

Galvanize Therapeutics 10% 2/28/2027	7/7/2025	1,644,981

Galvanize Therapeutics Series B	3/29/2022	6,303,849

Galvanize Therapeutics Series C-1	7/7/2025	1,886,364

Kardium Inc/Us Series D-6	12/30/2020	14,001,515

Manus Bio Inc Series One-5	11/13/2020	18,000,001

Prognomiq Inc	8/20/2020 - 2/16/2022	9,054,752

Saluda Medical Inc	1/20/2022 - 10/30/2025	20,276,646

Saluda Medical Inc warrants 1/20/2027	1/20/2022	0

Shoulder Innovations Inc	7/18/2025	12,479,230

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Caris Life Sciences Inc	12/15/2025

HeartFlow Inc	2/4/2026

Omada Health Inc	12/3/2025

Shoulder Innovations Inc	1/27/2026

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	26,564,630	742,046,376	767,281,923	1,049,268	21	-	1,329,104	1,328,839	0.0%
Fidelity Securities Lending Cash Central Fund	25,853,699	334,865,041	355,194,900	104,913	432	-	5,524,272	5,523,719	0.0%
Total	52,418,329	1,076,911,417	1,122,476,823	1,154,181	453	-	6,853,376

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) and Shares end of period columns means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Outset Medical Inc	2,507,222	1,136,286	4,198,350	-	(20,329,664)	20,884,506	-	-
Total	2,507,222	1,136,286	4,198,350	-	(20,329,664)	20,884,506	-

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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